GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Gross value	$ 533.7	$ 484.5	$ 485.8
Acquisition	8.8	39.9
Foreign currency adjustment	(7.6)	9.3	(1.3)
Gross value		533.7	484.5
Accumulated impairment		(66.7)	(67.6)	$ (68.5)
Goodwill on acquisition	459.5	467.0	416.9	417.3
Food & Beverage
Goodwill [Roll Forward]
Gross value	146.5	126.2	126.5
Acquisition	2.0	17.9
Foreign currency adjustment	(2.1)	2.4	(0.3)
Gross value		146.5	126.2
Accumulated impairment		(17.4)	(17.6)	(17.8)
Goodwill on acquisition	120.3	129.1	108.6	108.7
Institutional
Goodwill [Roll Forward]
Gross value	387.2	358.3	359.3
Acquisition	6.8	22.0
Foreign currency adjustment	(5.5)	6.9	(1.0)
Gross value		387.2	358.3
Accumulated impairment		(49.3)	(50.0)	(50.7)
Goodwill on acquisition	$ 339.2	$ 337.9	$ 308.3	$ 308.6